Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 23, 2018
Registrant Name	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	0000797923
Amendment Flag	false
Document Creation Date	Nov. 23, 2018
Document Effective Date	Nov. 23, 2018
Prospectus Date	Aug. 31, 2018
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Prospectus:
Trading Symbol	PTEBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Prospectus:
Trading Symbol	DMBCX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Z
Prospectus:
Trading Symbol	DMBZX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Y
Prospectus:
Trading Symbol	DMBYX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class I
Prospectus:
Trading Symbol	DMBVX